Interest Expense, Net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Interest expense	$ (4,821)	$ (7,477)	$ (9,731)	$ (9,607)
Interest income	371	974	1,532	842
Total interest expense, net	$ (4,450)	$ (6,503)	$ (8,199)	$ (8,765)